Investment (Details Narrative) (10-Q) - shares	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018
Money Compass Media (M) Sdn Bhd [Member]
Share capital, percentage		5.00%
Amircorp [Member]
Number of shares issued, acquisition	500,000
Share capital, percentage	1.00%
US VR Global.Inc [Member]
Number of shares issued, acquisition	2,000